NOTE 5 - INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 29, 2012
Schedule of Finite-Lived Intangible Assets [Table Text Block]
Intangible assets as of December 29, 2012 consist of the following:

	Cost	Accumulated Amortization	Net Book Value
Purchased customer relationships(1)	$706	$65	$641

(1)	Acquired in the EBTEC and Smith Renaud acquisitions. Customer relationships are amortized on a straight-line basis over 10 years.